RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The related parties had material transactions for the years ended December 31, 2024, 2023 and 2022 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2024
Sugimoto Hiroyuki	CEO of the Company
Yuto Yoshiyuki	COO of the Company
Watanabe Takahide	Former Chief Strategy Officer (“CSO”) of the Company
Fuchiwaki Takeshi	Chief Growth Officer (“CGO”) of the Company
Li Tianqi	Noncontrolling shareholder of SYLA Brain
Sugimoto Architectural Design Foundation	A company controlled by CEO of the Company
SYW Co., Ltd. (“SYW”)	A company controlled by CEO of the Company prior to April 2022, significantly influenced by CEO of the Company during the period from April 2022 to August 2023, and controlled by CEO of the Company after August 2023
SYNS Co., Ltd. (“SYNS”)*	Subsidiary of the Company prior to September 2022, when the entity was disposed
Flex Brain LLC (“Flex Brain”)	A company controlled by spouse of CGO of the Company
Sparkle Bridge LLC (“Sparkle Bridge”)	A company controlled by spouse of CGO of the Company
Cumica	A company in which the Company lacks control but has the ability to exercise significant influence over operating and financial policies
Transista Co., Ltd. (“Transista”)	A company in which the Company lacks control but has the ability to exercise significant influence over operating and financial policies

*	This entity was divested in connection with the reorganization for the Company’s overseas listing and was regarded as a related party of the Company prior to the disposal date. Upon completion of the disposition, the Company no longer holds any equity interest or exercises significant influence over this entity. As a result, this entity ceased to be a related party to the Company. The activities between the Company and this entity before the completion date of disposition were presented as related party transactions in the consolidated statements of operations and cash flows for all periods presented.

Accounts receivable from related parties as of December 31, 2024 and 2023 are as follows:

		December 31,	December 31,
		2024	2023
SYW	Provided real estate management and container operation and management service to related party	514	437
Flex Brain	Provided solar power plants operation and maintenance service to related party	8	8
Cumica	Provided real estate management service to related party	1,254	-
Total		1,776	445

Prepaid expenses paid to a related party as of December 31, 2024 and 2023 is as follows:

		December 31,	December 31,
		2024	2023
Cumica	Down payment made for real estate properties purchase	30,000	-

Other receivables due from a related party, which is included in other current assets, net on the consolidated financial statements, as of December 31, 2024 and 2023 is as follows:

		December 31,	December 31,
		2024	2023
Cumica	Operating expense paid on behalf of related party	1,969	-

Accounts payable due to a related party as of December 31, 2024 and 2023 is as follows:

		December 31,	December 31,
		2024	2023
Cumica	Real estate management and construction service provided by related party	242	-
Transista	Real estate management service provided by related party	220	-
Total		462	-

Payables due to related parties, which are included in other current liabilities on the consolidated financial statements, as of December 31, 2024 and 2023 are as follows:

		December 31,	December 31,
		2024	2023
Fuchiwaki Takeshi	Operating expense paid on behalf of the Company	201	93
Li Tianqi	Operating expense paid on behalf of the Company	72	26
SYW	Entertainment service provided by related party	2,515	2,854
Total		2,788	2,973

During the year ended December 31, 2023, the Company entered into a sale-leaseback transaction with SYW and sold a container for cash proceeds of JPY165,802. The Company paid rent associated with this lease of JPY11,861, and the rent expense associated with this lease was JPY11,861 for the year ended December 31, 2024. The Company paid rent associated with this lease of JPY6,919, and the rent expense associated with this lease was JPY7,876 for the year ended December 31, 2023. The operating lease right-of-use assets and operating lease liabilities in connection with the lease are as follows:

		December 31,	December 31,
		2024	2023
SYW	Operating lease right-of-use assets	4,955	16,639
SYW	Operating lease liabilities, current	5,911	11,684
SYW	Operating lease liabilities, non-current	-	5,911

The Company borrowed JPY118,000 from Li Tianqi during the year ended December 31, 2022, and repaid the amount in full during the same year.

Revenues generated from related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Sugimoto Hiroyuki	Real estate management income	136	70	69
Yuto Yoshiyuki	Rental income and real estate management income	295	64	2,013
Watanabe Takahide	Rental income	-	1,095	1,314
Fuchiwaki Takeshi	Real estate management income	145	142	-
Li Tianqi	Real estate management income	291	482	-
SYW	Rental income, real estate management income, container sales and container operation and management income	27,226	195,733	28,010
SYNS	Real estate sales and real estate management income*	-	-	331,126
Flex Brain	Rental income, solar power plants sales and solar power plants operation and maintenance income	197	19,011	-
Sparkle Bridge	Real estate management income	225	-	-
Cumica	Real estate sales and real estate management income	804,217	-	-
Total		832,732	216,597	362,532

*	Real estate properties sold to SYNS had been sold to third party customers within the same period.

Cost of revenues incurred with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Sugimoto Hiroyuki	Real estate properties purchase	22,752	-	-
Cumica	Real estate management and construction fees	1,839	-	-
Transista	Real estate management fee	7,342	-	-
Total		31,933	-	-

Expenses incurred with related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Sugimoto Architectural Design Foundation	Donation	-	1,000	400
SYW	Referral and marketing fee and entertainment expenses	12,690	16,501	30,526
Cumica	Advertising fee	102	-	-
Transista	Promotion fee	48	-	-
Total		12,840	17,501	30,926

Real estate properties purchased from a related party for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Cumica	Purchase of real estate properties	50,000	-	-

Construction services purchased from a related party for the years ended December 31, 2024, 2023 and 2022 are as follows:

		For the Years Ended December 31,
		2024	2023	2022
Cumica	Construction service consumed	153,200	-	-